Other Payables and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016 [1]	Jan. 01, 2016	[1]
Other Payables and Accruals
Unearned revenue	$ 20,167	$ 22,534
Accrued legal and professional fees	597	213
Accrued crew cost	2,076	3,118
Accrued off-hire	1,692	194
Accrued purchases	1,580	1,504
Accrued interest	11,465	11,243
Accrued board of directors fees	188	188
Accrued cash distributions	179
Other payables and accruals	1,311	1,111
Total	$ 39,255	$ 40,105	$ 26,716

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).